CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Revenue	$ 95,860	¥ 625,488	¥ 343,077	¥ 17,492,415
Sales taxes			(1,582)	(60,557)
Total net revenues	95,860	625,488	341,495	17,431,858
Cost of revenues	(124,772)	(814,136)	(1,342,266)	(16,435,590)
Gross profit (loss)	(28,912)	(188,648)	(1,000,771)	996,268
Operating (expenses) income:
Product development	(373,654)	(2,438,095)	(13,090,530)	(24,555,308)
Sales and marketing	(99,079)	(646,492)	(2,114,519)	(2,325,818)
General and administrative	(16,666,348)	(108,747,919)	(113,867,000)	(89,583,331)
Impairment of other long-lived assets	(998,498)	(6,515,200)	(34,881,000)
Impairment on advance and other assets	(3,122,069)	(20,371,500)
Gain on disposal of subsidiaries	72,887,173	475,588,803	1,206,925	10,473,159
Total operating (expenses) income	51,627,525	336,869,597	(162,746,124)	(105,991,298)
Other operating income, net	4,193	27,358	30,240	229,538
(Loss) income from operations	51,602,806	336,708,307	(163,716,655)	(104,765,492)
Impairment on equity investments	(179,733)	(1,172,755)	(4,666,128)	(1,386,174)
Impairment on other investments	(2,758,621)	(18,000,000)	(3,791,039)	(7,776,157)
Impairment on other advances			(5,980,788)
Interest income	65,859	429,732	18,576	193,928
Interest expense	(623,782)	(4,070,179)	(34,501,556)	(104,776,674)
Fair value change on warrants liability	5,801	37,851	1,292,244	2,251,427
Gain on disposal of equity investee and available-for-sale investments	26,712	174,295	694,628
Gain on disposal of other investments	431,976	2,818,643	13,430,588
Gain on extinguishment of convertible notes	8,698,223	56,800,000	0	0
Gain on waiver of interest-free loan	5,424,904	35,397,500	0	0
Foreign exchange gain (loss)	(1,275,045)	(8,319,669)	(5,474,002)	(20,331,430)
Other income (expenses), net	307,302	2,005,143	9,372,652	1,598,663
(Loss) income before income tax expense and share of loss in equity method investments	61,726,402	402,764,770	(193,321,480)	(234,991,909)
Income tax benefit	(1,098,099)	(7,165,097)	0	0
Share of loss in equity method investments	(331,944)	(2,165,935)	(2,847,260)	(4,292,887)
Net (loss) income	60,296,359	393,433,738	(196,168,740)	(239,284,796)
Net loss attributable to noncontrolling interest	(499,545)	(3,259,528)	(13,517,983)	(16,332,968)
Net loss attributable to redeemable noncontrolling interest	(182,394)	(1,190,122)	(4,855,589)	(5,858,902)
Net (loss) income attributable to The9 Limited	60,978,298	397,883,388	(177,795,168)	(217,092,926)
Change in redemption value of redeemable noncontrolling interest	(182,394)	(1,190,122)	(12,827,598)	(40,918,773)
Net (loss) income attributable to holders of ordinary shares	60,795,904	396,693,266	(190,622,766)	(258,011,699)
Other comprehensive (loss) income, net of tax:
Currency translation adjustments	538,969	3,516,774	(793,531)	(1,314,265)
Total comprehensive (loss) income	60,835,328	396,950,512	(196,962,271)	(240,599,061)
Comprehensive (loss) income attributable to:
Noncontrolling interest	2,016,475	13,157,497	(19,738,118)	(24,888,425)
Redeemable noncontrolling interest	(182,394)	(1,190,122)	(4,855,589)	(5,858,902)
Total comprehensive loss	$ 59,001,247	¥ 384,983,137	¥ (172,368,564)	¥ (209,851,734)
Net (loss) income per share attributable to holders of ordinary shares:
- Basic and diluted | (per share)	$ 0.37	¥ 2.42	¥ (1.79)	¥ (4.15)
Weighted average number of shares outstanding:
- Basic and diluted | shares	163,599,920	163,599,920	106,407,008	62,114,760
Online Game Services [Member]
Revenues:
Revenue	$ 95,860	¥ 625,488	¥ 303,577	¥ 16,551,080
Other Revenues [Member]
Revenues:
Revenue			¥ 39,500	¥ 941,335